TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES
Trade and other receivables consisted of the following items as of December 31:

	2021	2020

Trade receivables (gross)*	838	769
Expected credit losses**	(159)	(225)
Trade receivables (net)	679	544

Other receivable, net of expected credit losses allowance	11	28
Total trade and other receivables	690	572
* Includes contract assets (unbilled receivables), see Note 3 for further details
** Certain comparative amounts have been reclassified, refer to Note 24 for further details.

The following table summarizes the movement in the allowance for expected credit losses for the years ended December 31:

	2021	2020

Balance as of January 1	225	198

Accruals for expected credit losses	35	76
Recoveries	(9)	(13)
Accounts receivable written off	(28)	(17)
Reclassification as held for sale	(56)	—
Foreign currency translation adjustment	(4)	(19)
Other movements	(4)	—

Balance as of December 31	159	225
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

			Days past due
	Contract assets	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2021
Expected loss rate, %	0.0%	1.8%	3.6%	33.3%	95.7%
Trade receivables	49	550	56	45	138	838
Expected credit losses	—	(10)	(2)	(15)	(132)	(159)

Trade receivables, net	49	540	54	30	6	679

December 31, 2020
Expected loss rate, %	1.0%	1.3%	13.6%	88.9%	100.0%
Trade receivables	41	468	44	27	189	769
Expected credit losses	—	(6)	(6)	(24)	(189)	(225)

Trade receivables, net	41	462	38	3	—	544
ACCOUNTING POLICIES
Trade and other receivables
Trade and other receivables are measured at amortized cost and include invoiced amounts less expected credit losses.
Expected credit losses
The expected credit loss allowance (“ECL”) is recognized for all receivables measured at amortized cost at each reporting date. This means that an ECL is recognized for all receivables even though there may not be objective evidence that the trade receivable has been impaired.
VEON applies the simplified approach (i.e. provision matrix) for calculating a lifetime ECL for its trade and other receivables, including unbilled receivables (contract assets). The provision matrix is based on the historical credit loss experience over the life of the trade receivables and is adjusted for forward-looking estimates if relevant. The provision matrix is reviewed on a quarterly basis.